Property, Plant and Equipment (Details 2)	12 Months Ended
Dec. 31, 2019
Jinxi Town, Longshan Road, Taihu City, Anhui Province, the PRC [Member]
Land Use Rights [Line Items]
Description	Dormitory
Gross area (m2)	8,573
Jinxi Town, Longshan Road, Taihu City, Anhui Province, the PRC One [Member]
Land Use Rights [Line Items]
Description	Factory
Gross area (m2)	22,292